Principal Activities, Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2017
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Principal Activities, Organization and Basis of Presentation
1.	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities

China Telecom Corporation Limited (the “Company”) and its subsidiaries (hereinafter, collectively referred to as the “Group”) offers a comprehensive range of wireline and mobile telecommunications services including voice, Internet, telecommunication network resource services and lease of network equipment, information and application services and other related services. The Group provides wireline telecommunications services and related services in Beijing Municipality, Shanghai Municipality, Guangdong Province, Jiangsu Province, Zhejiang Province, Anhui Province, Fujian Province, Jiangxi Province, Guangxi Zhuang Autonomous Region, Chongqing Municipality, Sichuan Province, Hubei Province, Hunan Province, Hainan Province, Guizhou Province, Yunnan Province, Shaanxi Province, Gansu Province, Qinghai Province, Ningxia Hui Autonomous Region and Xinjiang Uygur Autonomous Region of the People’s Republic of China (the “PRC”). The Group also provides mobile telecommunications and related services in the mainland China and Macau Special Administrative Region (“Macau”) of the PRC. The Group also provides international telecommunications services, including lease of network equipment, International Internet access and transit, Internet data center and mobile virtual network services in certain countries and regions of the Asia Pacific, Europe, Africa, South America and North America. The operations of the Group in the mainland China are subject to the supervision and regulation by the PRC government.

Organization

As part of the reorganization (the “Restructuring”) of China Telecommunications Corporation, the Company was incorporated in the PRC on September 10, 2002. In connection with the Restructuring, China Telecommunications Corporation transferred to the Company the wireline telecommunications business and related operations in Shanghai Municipality, Guangdong Province, Jiangsu Province and Zhejiang Province together with the related assets and liabilities (the “Predecessor Operations”) in consideration for 68,317 ordinary domestic shares of the Company. The shares issued to China Telecommunications Corporation have a par value of RMB1.00 each and represented the entire registered and issued share capital of the Company at that date.

On December 31, 2003, the Company acquired the entire equity interests in Anhui Telecom Company Limited, Fujian Telecom Company Limited, Jiangxi Telecom Company Limited, Guangxi Telecom Company Limited, Chongqing Telecom Company Limited and Sichuan Telecom Company Limited (collectively the “First Acquired Group”) and certain network management and research and development facilities from China Telecommunications Corporation for a total purchase price of RMB46,000 (hereinafter, referred to as the “First Acquisition”).

On June 30, 2004, the Company acquired the entire equity interests in Hubei Telecom Company Limited, Hunan Telecom Company Limited, Hainan Telecom Company Limited, Guizhou Telecom Company Limited, Yunnan Telecom Company Limited, Shaanxi Telecom Company Limited, Gansu Telecom Company Limited, Qinghai Telecom Company Limited, Ningxia Telecom Company Limited and Xinjiang Telecom Company Limited (collectively the “Second Acquired Group”) from China Telecommunications Corporation for a total purchase price of RMB27,800 (hereinafter, referred to as the “Second Acquisition”).

On June 30, 2007, the Company acquired the entire equity interests in China Telecom System Integration Co., Ltd. (“CTSI”), China Telecom Global Limited (“CT Global”) and China Telecom (Americas) Corporation (“CT Americas”) (collectively the “Third Acquired Group”) from China Telecommunications Corporation for a total purchase price of RMB1,408 (hereinafter, referred to as the “Third Acquisition”).

On June 30, 2008, the Company acquired the entire equity interest in China Telecom Group Beijing Corporation (“Beijing Telecom” or the “Fourth Acquired Company”) from China Telecommunications Corporation for a total purchase price of RMB5,557 (hereinafter, referred to as the “Fourth Acquisition”).

On August 1, 2011 and December 1, 2011, the subsidiaries of the Company, E-surfing Pay Co., Ltd(“E-surfing Pay”) and E-surfing Media Co., Ltd. (“E-surfing Media”), acquired the e-commerce business and video media business (collectively the “Fifth Acquired Group”) from China Telecommunications Corporation and its subsidiaries for a total purchase price of RMB61 (hereinafter, referred to as the “Fifth Acquisition”). The Company disposed the equity interest in E-surfing Media to China Telecommunications Corporation in 2013

On April 30, 2012, the Company acquired the digital trunking business (the “Sixth Acquired Business”) from Besttone Holding Co., Ltd. (“Besttone Holding”), a subsidiary of China Telecommunications Corporation, at a purchase price of RMB48 (hereinafter, referred to as the “Sixth Acquisition”).

On December 31, 2013, CT Global , a subsidiary of the Company, acquired 100% equity interest in China Telecom (Europe) Limited (“CT Europe” or the “Seventh Acquired Company”), a wholly owned subsidiary of China Telecommunications Corporation, from China Telecommunications Corporation for a total purchase price of RMB278 (hereinafter, referred to as the “Seventh Acquisition”).

Pursuant to an agreement entered into by the Company and Besttone Holding on September 25, 2017, the Company disposed of the 100% equity interest in Chengdu E-store Technology Co., Ltd (“E-store”), a subsidiary of the Company, to Besttone Holding. The initial consideration for the disposal of the equity interest in E-store was RMB249, which was concluded based on the valuation of the equity interests in E-store as of March 31, 2017. In addition, an adjustment was made to the initial consideration to arrive at the final consideration based on the change in the book value of the net assets of E-store during the period from March 31, 2017 to the completion date of the disposal. The control of the equity interest in E-store was transferred to Besttone Holding on October 31, 2017. The final consideration was arrived at RMB251, among which the initial consideration amounting to RMB249 was received on November 16, 2017.

Analysis of assets and liabilities of the disposed subsidiary:

October 31, 2017
RMB
Current Assets
Cash and cash equivalents	65
Accounts receivable, net	48
Prepayments and other current assets	67
Non-current Assets
Property, plant and equipment, net	16
Intangible assets	3
Current liabilities
Accounts payable	29
Accrued expenses and other payables	27
Net assets disposal of	143

Gain on disposal of a subsidiary:

2017
RMB
Consideration received and receivable	251
Net assets disposed of	(143)
Gain on disposal	108

The gain on disposal of E-store has been included in investment income of the consolidated statement of comprehensive income.

Net cash inflow from disposal of a subsidiary:

2017
RMB
Consideration received in cash and cash equivalents	249
Less: Cash and cash equivalents disposed of	(65)
Net cash inflow from disposal of a subsidiary	184

In December 2017, the Company acquired the satellite communications business (the “Satcom Business”) from China Telecom Satellite Communication Co., Ltd., a wholly owned subsidiary of China Telecommunications Corporation, at a purchase price of RMB70, which has not been settled at the end of the reporting period. In the same month, E-surfing Pay acquired a 100% interest in Shaanxi Zhonghe Hengtai Insurance Agent Limited (“Zhonghe Hengtai”), a wholly owned subsidiary of Shaanxi Communications Services Company Limited (“Shaanxi Comservice”, a company ultimately held by China Telecommunications Corporation), from Shaanxi Comservice, at a purchase price of RMB17, which was fully paid by March 23, 2018. The acquisitions of the Satcom Business and Zhonghe Hengtai (collectively referred to as the “Eighth Acquired Group”) are two separate transactions, which are collectively referred to as the “Eighth Acquisition”.

Hereinafter, the First Acquired Group, the Second Acquired Group, the Third Acquired Group, the Fourth Acquired Company, the Fifth Acquired Group, the Sixth Acquired Business, the Seventh Acquired Company and the Eighth Acquired Group are collectively referred to as the “Acquired Groups”.

Basis of presentation

Since the Group and the Acquired Groups are under common control of China Telecommunications Corporation, the Group’s acquisitions of the Acquired Groups have been accounted for as a combination of entities under common control in a manner similar to a pooling-of-interests.Accordingly, the assets and liabilities of these entities have been accounted for at historical amounts and the consolidated financial statements of the Group prior to the acquisitions are combined with the financial statements of the Acquired Groups. The considerations for the acquisition of the Acquired Groups are accounted for as an equity transaction in the consolidated statement of changes in equity.

The consolidated results of operations for the year ended December 31, 2015 and 2016 and the consolidated statement of financial position as of December 31, 2016 as previously reported by the Group and the combined amounts presented in the consolidated financial statements of the Group to reflect the acquisition of the Eighth Acquired Group are set out below:

	The Group (as previously reported) RMB	The Eighth Acquired Group RMB	The Group (restated) RMB
Consolidated statement of comprehensive income for the year ended December 31, 2015:
Operating revenues	331,202	315	331,517
Profit for the year	20,142	4	20,146
Consolidated statement of comprehensive income for the year ended December 31, 2016:
Operating revenues	352,285	249	352,534
Profit for the year	18,109	14	18,123
Consolidated statement of financial position as of December 31, 2016:
Total assets	652,368	190	652,558
Total liabilities	336,073	137	336,210
Total equity	316,295	53	316,348

For the periods presented, all significant transactions and balances between the Group and the Eighth Acquired Group have been eliminated on combination.

Merger with subsidiaries

Pursuant to the resolution passed by the Company’s shareholders at an Extraordinary General Meeting held on February 25, 2008, the Company entered into merger agreements with each of the following subsidiaries: Shanghai Telecom Company Limited, Guangdong Telecom Company Limited, Jiangsu Telecom Company Limited, Zhejiang Telecom Company Limited, Anhui Telecom Company Limited, Fujian Telecom Company Limited, Jiangxi Telecom Company Limited, Guangxi Telecom Company Limited, Chongqing Telecom Company Limited, Sichuan Telecom Company Limited, Hubei Telecom Company Limited, Hunan Telecom Company Limited, Hainan Telecom Company Limited, Guizhou Telecom Company Limited, Yunnan Telecom Company Limited, Shaanxi Telecom Company Limited, Gansu Telecom Company Limited, Qinghai Telecom Company Limited, Ningxia Telecom Company Limited and Xinjiang Telecom Company Limited. In addition, the Company entered into merger agreement with Beijing Telecom on July 1, 2008. Pursuant to these merger agreements, the Company merged with these subsidiaries and the assets, liabilities and business operations of these subsidiaries were transferred to the Company’s branches in the respective regions.